BUSINESS COMBINATIONS - Acquisition of Giant Monkey Robot (Details) - Giant Monkey Robot $ in Thousands	Nov. 09, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Closing payment	$ 4,000
Payment to be transferred directly at the closing date	$ 1,123
Period prior to applicable date of share issuance	60 days
Deferred payment subject to achievement of specific targets	$ 4,500
Closing payment paid	$ 4,248